Risks and Financial Instruments - Loss allowance for expected credit losses balances on trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 468,850	R$ 496,040
Ipiranga [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	350,375	373,514
Ultragaz [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	116,583	120,076
Ultracargo [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	1,301	2,450
Others [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 591	R$ 0